Financial Risk Management - Breakdown of the Group's fixed-rate and floating-rate borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	$ 1,158,071	$ 1,333,237	$ 1,465,437
Short-term borrowings
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	86,200	125,500
Long term borrowings
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	798,600	864,800
Fixed rate
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	884,757	990,251
Variable rate
Breakdown of the Group's fixed-rate and floating-rate borrowings
Borrowings	$ 273,314	$ 342,986